Trade and other receivables	12 Months Ended
Jun. 30, 2021
Text block [abstract]
Trade and other receivables
Note 10. Trade and other receivables

	2021	2020
	A$’000	A$’000

Current assets
R&D tax rebate receivable	—	1,017

	—	1,017

Other receivables	76	177
Deposits held	8	567
Less: Provision for impairment of deposits held	—	(409)

	84	1,352

Non-current assets
Deposit paid	6,694

	6,778	1,352

Of the deposit paid, $6.65m represents an advance to GCAR at the start of the GBM Agile trial, and is refundable if not utilised against trial expenses. The amount will be allocated against expenditure towards the latter end of the trial, which is expected to be over 12 months from year end.